CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share premium	Accumulated losses	Other reserves	Total	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ 274,897	$ 219,843	$ 1,478,230	$ (1,566,600)	$ 143,871	$ 275,344	$ (447)
Loss for the year	(226,905)			(226,865)		(226,865)	(40)
Other comprehensive loss	(19,772)				(19,801)	(19,801)	29
Total comprehensive loss for the period	(246,677)			(226,865)	(19,801)	(246,666)	(11)
Capital contribution (Note 15)	348,646	21,320	327,326			348,646
Exercised stock options and stock units issued	69	2,915			(2,846)	69
Translation to presentation currency	0	(9,924)	(69,089)	79,013
Share-based payments (Note 17)	43,451				43,451	43,451
Equity transaction costs (Note 15)	(7,816)			(7,816)		(7,816)
Change in Non-controlling interests	14		2	8		10	4
Ending balance at Dec. 31, 2021	412,584	234,154	1,736,469	(1,722,260)	164,675	413,038	(454)
Loss for the year	(238,269)			(238,232)		(238,232)	(37)
Other comprehensive loss	(9,241)				(9,258)	(9,258)	17
Total comprehensive loss for the period	(247,510)			(238,232)	(9,258)	(247,490)	(20)
Exercised stock options and stock units issued	25	1,505			(1,480)	25
Share-based payments (Note 17)	9,241				9,237	9,237	4
Equity transaction costs (Note 15)	(91)			(91)		(91)
Change in Non-controlling interests	0			(1)		(1)	1
Ending balance at Dec. 31, 2022	174,249	235,659	1,736,469	(1,960,584)	163,174	174,718	(469)
Loss for the year	(104,178)			(104,155)		(104,155)	(23)
Other comprehensive loss	(6,667)				(6,648)	(6,648)	(19)
Total comprehensive loss for the period	(110,845)			(104,155)	(6,648)	(110,803)	(42)
Exercised stock options and stock units issued	0	1,141			(1,141)
Share-based payments (Note 17)	5,344				5,344	5,344
Equity transaction costs (Note 15)	(24)			(24)		(24)
Ending balance at Dec. 31, 2023	$ 68,724	$ 236,800	$ 1,736,469	$ (2,064,763)	$ 160,729	$ 69,235	$ (511)